Accounting Principles - Fair value measurement (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Foreign currency forwards contract
Financial liabilities	€ 172,112	€ 214,444
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	42,251	97,715
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 42,251	24,315
Level 3 | Financial liabilities carried at fair value through profit or loss | Shortterm financial debt - derivatives
Foreign currency forwards contract
Financial liabilities		€ 73,400